Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks		£ 225,723	£ 210,184
Cash collateral and settlement balances		152,316	119,843
Debt securities at amortised cost		69,936	68,210
Loans and advances at amortised cost to banks		8,697	8,327
Loans and advances at amortised cost to customers		339,131	337,946
Reverse repurchase agreements and other similar secured lending at amortised cost		7,917	4,734
Trading portfolio assets		187,223	166,453
Financial assets at fair value through the income statement		218,552	193,734
Derivative financial instruments		280,194	293,530
Financial assets at fair value through other comprehensive income		77,311	78,059
Investments in associates and joint ventures		913	891
Goodwill and intangible assets		8,186	8,275
Property, plant and equipment		3,504	3,604
Current tax assets		174	155
Deferred tax assets		5,241	6,321
Retirement benefit assets		2,997	3,263
Assets included in a disposal group classified as held for sale		5,585	9,854
Other assets		5,100	4,819
Total assets		1,598,700	1,518,202
Liabilities
Deposits at amortised cost from banks		19,348	13,203
Deposits at amortised cost from customers		545,187	547,460
Cash collateral and settlement balances		140,011	106,229
Repurchase agreements and other similar secured borrowings at amortised cost		35,469	39,415
Debt securities in issue		104,910	92,402
Subordinated liabilities		12,529	11,921
Trading portfolio liabilities		69,305	56,908
Financial liabilities designated at fair value		317,485	282,224
Derivative financial instruments		265,376	279,415
Current tax liabilities		905	566
Deferred tax liabilities		18	18
Retirement benefit liabilities		244	240
Provisions		1,364	1,383
Liabilities included in a disposal group classified as held for sale		0	3,726
Other liabilities		10,194	10,611
Total liabilities		1,522,345	1,445,721
Equity
Called up share capital and share premium		4,201	4,186
Other reserves		693	(468)
Retained earnings		57,746	56,028
Shareholders' equity attributable to ordinary shareholders of the parent		62,640	59,746
Other equity instruments		13,266	12,075
Total equity excluding non-controlling interests		75,906	71,821
Non-controlling interests	[1]	449	660
Total equity		76,355	72,481
Total liabilities and equity		£ 1,598,700	£ 1,518,202

[1]	On 16 June 2025, Barclays Bank PLC redeemed and cancelled the outstanding 4.75% Non-Cumulative Callable Euro Preference Series 2 Shares. The principal outstanding was €319m. The movement of £211m in non-controlling interests relates to transfer of the share premium from the original issuance to retained earnings.